UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 92.7%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	3,693,920
Alaska 0.3%
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)	5,000,000	5,970,100
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (a)	5,000,000	4,569,500

		10,539,600

Arizona 1.2%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	11,803,200
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.5%, 12/1/2029	9,600,000	8,961,312
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (a)	7,500,000	8,199,000
5.25%, 7/1/2017 (a)	10,000,000	10,903,000
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (a)	4,675,000	4,085,810

		43,952,322
Arkansas 0.5%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (a)	3,305,000	3,313,956
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)	13,080,000	14,780,008

		18,093,964
California 12.5%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019 (a)	800,000	976,456
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019 (a)	655,000	769,153
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, Prerefunded, 6.625%, 6/1/2040	17,545,000	20,196,225
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (a)	1,000,000	788,540
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	610,000	615,106
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, Prerefunded, 5.5%, 6/1/2043	9,950,000	10,963,109
Series B, Prerefunded, 5.625%, 6/1/2038	37,265,000	41,263,534
Series A-1, 5.75%, 6/1/2047	6,670,000	5,583,724
Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	37,520,000	43,394,882
California, State Department of Water Resources Revenue, Prerefunded, 5.5%, 12/1/2015	25,000	27,510
California, State General Obligation:
Series 1, 5.0%, 9/1/2019	12,700,000	13,354,050
5.0%, 3/1/2025	10,000,000	10,156,300
5.0%, 6/1/2029 (a)	25,000,000	25,078,000
5.0%, 2/1/2031 (a)	26,975,000	26,937,774
5.125%, 11/1/2024	5,000,000	5,093,950
California, State General Obligation, Various Purposes:
5.0%, 11/1/2026	10,000,000	10,146,300
5.0%, 3/1/2027	10,000,000	10,087,100
5.0%, 11/1/2027	5,000,000	5,050,950
5.0%, 12/1/2031 (a)	13,545,000	13,525,495
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,561,327
Series A, 5.5%, 6/1/2022	1,400,000	1,469,468
California, State Revenue Lease, 5.25%, 12/1/2020 (a)	22,040,000	22,753,214
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,513,575
Series C, 5.5%, 6/1/2020	5,000,000	5,279,200
Series C, 5.5%, 6/1/2021	2,500,000	2,625,200
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	8,789,770
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,614,300
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	14,984,362
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,090,750
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,354,200
Los Angeles County, CA, County General Obligation Lease, Zero Coupon, 9/1/2009	5,425,000	5,294,258

Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,220,275
Los Angeles, CA, School District General Obligation, Unified School District, 5.75%, 7/1/2016 (a)	17,000,000	19,557,480
Madera County, CA, Hospital & Healthcare Revenue, Valley Children's Hospital, 6.5%, 3/15/2010 (a)	2,840,000	3,000,886
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (a)	4,235,000	3,323,416
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	6,915,000	5,545,069
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (a)	2,000,000	2,163,660
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (a)	1,000,000	760,470
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (a)	3,420,000	2,738,873
San Diego, CA, Water & Sewer Revenue, 5.681%, 4/22/2009 (a)	4,500,000	4,608,180
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series 32-G, 5.0%, 5/1/2026 (a)	8,565,000	8,445,775
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (a)	3,895,000	4,191,020
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)	5,000,000	4,427,750
Series A, Zero Coupon, 1/15/2013 (a)	35,295,000	29,826,040
Series A, Zero Coupon, 1/15/2014 (a)	14,905,000	11,955,897
Southern California, Public Power Authority, Natural Gas Project Revenue, Project No. 1:
Series A, 5.25%, 11/1/2026	6,000,000	5,957,880
Series A, 5.25%, 11/1/2027	8,250,000	8,170,717
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (a)	2,000,000	1,495,380
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (a)	3,905,000	4,151,015

		448,877,565
Colorado 4.0%
Colorado, E-40 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016 (a)	5,000,000	3,430,950
Colorado, E-470 Public Highway Authority Revenue:
Series B, Prerefunded, Zero Coupon, 9/1/2034	15,200,000	2,376,824
Series A-1, 5.5%, 9/1/2024 (a)	4,000,000	4,023,080
Colorado, Healthcare Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	3,000,000	3,394,620
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	20,000,000	19,306,400
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)	11,295,000	8,734,424
Series B, Zero Coupon, 9/1/2015 (a)	21,500,000	15,623,190
Series B, Zero Coupon, 9/1/2017 (a)	8,000,000	5,174,560
Series B, Zero Coupon, 9/1/2018 (a)	20,560,000	12,522,890
Series B, Zero Coupon, 9/1/2019 (a)	36,500,000	20,863,765
Series B, Zero Coupon, 9/1/2020 (a)	7,000,000	3,735,550
Series A, 5.75%, 9/1/2014 (a)	14,700,000	15,860,418
Denver, CO, City & County Airport Revenue, Series A, AMT, 6.0%, 11/15/2013 (a)	10,000,000	10,320,900
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,275,010
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (a)	2,500,000	2,982,775
Mesa County, CO, Residual Revenue, ETM, Zero Coupon, 12/1/2011	11,435,000	10,401,848

		142,027,204
Connecticut 0.1%
Connecticut, State General Obligation, Series E, ETM, 6.0%, 3/15/2012	170,000	189,820
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,684,775

		2,874,595

District of Columbia 0.3%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)	1,050,000	1,147,681
Series A1, ETM, 6.5%, 6/1/2010 (a)	1,095,000	1,177,870
Series A1, 6.5%, 6/1/2010 (a)	1,175,000	1,255,182
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (a)	5,000,000	5,787,800

		9,368,533
Florida 3.3%
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (a)	1,250,000	1,460,125
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (a)	2,000,000	1,269,420
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,487,683
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Prerefunded:
5.25%, 11/15/2020	1,000,000	1,017,730
5.25%, 11/15/2028	5,300,000	5,393,969
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, Prerefunded, 6.0%, 11/15/2031	7,000,000	7,785,890
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (a)	1,000,000	1,173,430
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	113,569
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2015 (a)	4,730,000	5,295,566
5.5%, 10/1/2016 (a)	6,760,000	7,601,215
5.5%, 10/1/2018 (a)	6,470,000	7,253,517
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)	1,350,000	993,641
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (a)	725,000	766,419
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)	2,195,000	1,652,264
Series A, Zero Coupon, 10/1/2022 (a)	7,000,000	3,337,600
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,252,864
5.75%, 10/1/2038	5,000,000	4,846,800
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, ETM, 6.25%, 10/1/2016 (a)	70,000	82,030
Series 2006-A, 6.25%, 10/1/2016 (a)	1,100,000	1,224,454
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029 (a)	6,500,000	6,643,845
Prerefunded, 5.75%, 12/1/2032	1,000,000	1,115,100
Series A, 6.25%, 10/1/2018 (a)	500,000	562,445
Series C, 6.25%, 10/1/2021 (a)	6,000,000	6,861,300
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)	2,830,000	3,345,824
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (a)	1,000,000	1,124,420
Orlando, FL, Electric Revenue, Community Utilities, ETM, 6.75%, 10/1/2017	6,500,000	7,612,020
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	494,240
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2012 (a)	3,775,000	4,140,609
5.75%, 10/1/2013 (a)	3,770,000	4,180,289
5.75%, 10/1/2014 (a)	755,000	843,811
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (a)	110,000	134,053
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)	12,500,000	13,577,125
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016 (a)	1,005,000	1,135,308
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (a)	1,000,000	1,068,470
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (a)	500,000	537,150
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (a)	2,075,000	2,246,582

Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)	3,165,000	2,521,207
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (a)	2,080,000	2,085,678

		118,237,662
Georgia 4.3%
Atlanta, GA, Airport Revenue, AMT:
Series B, 5.75%, 1/1/2010 (a)	4,240,000	4,359,017
Series B, 5.75%, 1/1/2011 (a)	1,590,000	1,643,011
Series C, 6.0%, 1/1/2011 (a)	7,375,000	7,641,754
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)	13,000,000	14,068,990
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033 (a)	10,000,000	10,013,800
Series B, 5.5%, 1/1/2033	4,000,000	4,031,640
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (a)	1,775,000	1,863,519
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	17,062,250
Series B, 5.0%, 3/15/2019	5,000,000	4,565,800
Series A, 5.0%, 3/15/2020	9,950,000	9,627,720
Series B, 5.0%, 3/15/2020	5,000,000	4,479,850
Series A, 5.0%, 3/15/2022	10,000,000	9,499,100
Series A, 5.5%, 9/15/2023	5,000,000	4,542,300
Series A, 5.5%, 9/15/2024	9,635,000	8,728,057
Series A, 5.5%, 9/15/2028	15,000,000	13,255,500
Georgia, Municipal Electric Authority Power Revenue:
Series B, 6.375%, 1/1/2016 (a)	9,200,000	10,911,384
Series Y, ETM, 6.4%, 1/1/2013 (a)	195,000	216,393
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (a)	35,000	38,319
Series 2005-Y, 6.4%, 1/1/2013 (a)	3,270,000	3,623,356
Series V, ETM, 6.5%, 1/1/2012 (a)	4,135,000	4,434,126
Series X, 6.5%, 1/1/2012 (a)	2,880,000	3,081,110
Series W, 6.6%, 1/1/2018 (a)	11,225,000	13,053,777
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018 (a)	200,000	238,184
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (a)	1,890,000	1,992,892

		152,971,849
Hawaii 0.3%
Honolulu, HI, City & County General Obligation:
Series A, 5.0%, 7/1/2022 (a)	4,000,000	4,218,920
Series A, 5.0%, 7/1/2023 (a)	3,000,000	3,150,630
Series A, 5.0%, 7/1/2024 (a)	3,000,000	3,139,410

		10,508,960
Illinois 12.7%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)	20,000,000	13,878,600
Series B, 5.0%, 1/1/2011 (a)	1,620,000	1,715,191
Series B, 5.125%, 1/1/2015 (a)	9,550,000	10,219,168
Series A, 5.375%, 1/1/2013 (a) (b)	15,410,000	16,466,355
6.25%, 1/1/2011 (a)	3,000,000	3,140,610
Chicago, IL, General Obligation, Series A, 5.0%, 1/1/2025 (a)	13,985,000	14,456,015
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)	5,000,000	5,440,000
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a) (b)	11,025,000	12,740,710
Series A, 6.0%, 1/1/2020 (a)	46,340,000	52,014,796
Series A, 6.25%, 1/1/2009 (a)	6,735,000	6,835,756

Series A, 6.25%, 1/1/2015 (a)	28,725,000	31,857,461
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a) (b)	9,705,000	10,398,810
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (a)	7,615,000	7,386,245
Series A, Zero Coupon, 12/1/2014 (a)	2,000,000	1,569,080
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (a)	1,600,000	1,774,592
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)	6,350,000	5,477,764
Zero Coupon, 11/1/2018 (a)	5,165,000	3,220,532
5.375%, 1/1/2013 (a)	3,215,000	3,459,726
Cook & Du Page Counties, IL, High School District No. 210:
ETM, Zero Coupon, 12/1/2009 (a)	2,575,000	2,502,926
Zero Coupon, 12/1/2009 (a)	285,000	276,826
Cook County, IL, County General Obligation:
6.5%, 11/15/2013 (a)	21,220,000	24,696,897
6.5%, 11/15/2014 (a)	18,560,000	21,924,557
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038 (c)	22,990,000	22,526,062
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	815,000	832,417
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)	3,300,000	2,549,448
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,011,030
6.0%, 8/15/2009 (a)	1,640,000	1,687,412
6.25%, 8/15/2013 (a)	2,915,000	3,171,899
Series A, 6.25%, 1/1/2015 (a)	15,295,000	16,737,318
Illinois, Metropolitan Pier and Exposition Authority:
Series A, ETM, Zero Coupon, 6/15/2011 (a)	2,900,000	2,678,324
Series A, Zero Coupon, 6/15/2011 (a)	895,000	822,496
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023 (a)	3,500,000	3,578,715
Series A, 5.25%, 2/1/2024 (a)	2,500,000	2,547,600
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (a)	5,000,000	5,492,300
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)	17,975,000	14,710,021
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (a)	10,000,000	7,262,000
Illinois, Regional Transportation Authority, Series A, 6.7%, 11/1/2021 (a)	25,800,000	30,707,418
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)	3,000,000	3,187,830
6.25%, 12/15/2020 (a)	6,975,000	8,065,193
Series A, 6.5%, 12/15/2008 (a)	5,255,000	5,327,466
Series P, 6.5%, 6/15/2013	1,805,000	1,983,533
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (a)	7,565,000	6,388,794
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)	6,660,000	4,237,825
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (a)	1,535,000	1,666,289
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)	1,040,000	971,370
Series B, Zero Coupon, 1/1/2012 (a)	1,300,000	1,167,335
Series B, Zero Coupon, 1/1/2013 (a)	4,595,000	3,962,912
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (a)	1,775,000	1,865,898
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (a)	1,885,000	2,273,235
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)	5,880,000	4,744,925

Series B, Zero Coupon, 12/1/2014 (a)	5,985,000	4,573,318
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (a)	3,000,000	2,703,690
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,155,000	1,159,170
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)	4,145,000	3,726,023
Series B, Zero Coupon, 12/1/2012 (a)	2,480,000	2,130,915
Series B, Zero Coupon, 12/1/2013 (a)	12,030,000	9,856,901
Series B, Zero Coupon, 12/1/2014 (a)	10,255,000	7,971,724
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (a)	8,000,000	6,055,760
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)	1,825,000	1,943,297

		453,730,480
Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)	10,160,000	11,060,379
Series B, 6.0%, 1/1/2012 (a)	1,750,000	1,906,222
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)	1,035,000	1,105,556
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,822,758
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	4,874,919
ETM, 6.0%, 7/1/2009 (a)	980,000	1,014,212
ETM, 6.0%, 7/1/2009 (a)	310,000	320,016
ETM, 6.0%, 7/1/2010 (a)	325,000	345,124
ETM, 6.0%, 7/1/2011 (a)	1,100,000	1,206,898
ETM, 6.0%, 7/1/2011 (a)	345,000	373,635
ETM, 6.0%, 7/1/2012 (a)	1,165,000	1,304,474
ETM, 6.0%, 7/1/2012 (a)	370,000	406,985
ETM, 6.0%, 7/1/2013 (a)	1,230,000	1,400,048
ETM, 6.0%, 7/1/2013 (a)	390,000	433,953
ETM, 6.0%, 7/1/2014 (a)	1,310,000	1,510,286
ETM, 6.0%, 7/1/2014 (a)	410,000	460,692
ETM, 6.0%, 7/1/2015 (a)	1,385,000	1,615,422
ETM, 6.0%, 7/1/2015 (a)	440,000	496,945
ETM, 6.0%, 7/1/2016 (a)	1,470,000	1,729,323
6.0%, 7/1/2016 (a)	465,000	527,691
ETM, 6.0%, 7/1/2017 (a)	1,560,000	1,836,682
6.0%, 7/1/2017 (a)	490,000	557,444
ETM, 6.0%, 7/1/2018 (a)	1,655,000	1,958,179
6.0%, 7/1/2018 (a)	520,000	592,966
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,604,349
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a) (b)	4,550,000	5,025,475
Series A, 7.25%, 6/1/2015	880,000	953,691
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (a)	450,000	486,635
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)	4,000,000	3,715,680

		52,646,639
Iowa 0.2%
Iowa, Project Revenue, 5.5%, 2/15/2016 (a)	6,645,000	7,410,703
Kansas 0.6%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (a)	1,860,000	2,104,887

Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 11/1/2015	1,000,000	1,144,450
Series II, 5.5%, 11/1/2017	1,000,000	1,151,300
Overland Park, KS, Industrial Development Revenue, Series A, Prerefunded, 7.375%, 1/1/2032	12,000,000	13,381,200
Saline County, KS, Unified School District No. 305:
5.5%, 9/1/2017 (a)	2,465,000	2,658,971
5.5%, 9/1/2017 (a)	775,000	831,676

		21,272,484
Kentucky 2.0%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, ETM, 5.6%, 10/1/2012 (a)	4,560,000	5,074,185
Series C, 5.6%, 10/1/2012 (a)	9,110,000	9,939,648
Series C, ETM, 5.7%, 10/1/2013 (a)	2,750,000	3,111,102
Series C, 5.7%, 10/1/2013 (a)	5,495,000	6,073,843
Series C, Prerefunded, 5.8%, 10/1/2014 (a)	1,710,000	1,952,974
Series C, 5.8%, 10/1/2014 (a)	3,420,000	3,796,268
Series C, Prerefunded, 5.85%, 10/1/2015 (a)	1,745,000	1,997,048
Series C, 5.85%, 10/1/2015 (a)	3,490,000	3,844,340
Series C, Prerefunded, 5.9%, 10/1/2016 (a)	2,170,000	2,488,513
Series C, 5.9%, 10/1/2016 (a)	4,330,000	4,747,975
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038 (a) (c)	4,500,000	4,592,745
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)	6,770,000	7,579,963
5.5%, 8/1/2018 (a)	5,000,000	5,587,800
5.5%, 8/1/2019 (a)	6,870,000	7,652,699
5.5%, 8/1/2020 (a)	4,320,000	4,813,992

		73,253,095
Louisiana 0.0%
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (a)	1,055,000	1,061,857
Maryland 0.1%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)	3,100,000	3,378,070
Massachusetts 6.2%
Massachusetts, Airport Revenue, Port Authority, Series B, AMT, 5.5%, 7/1/2012 (a)	3,025,000	3,128,606
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2017 (a)	4,000,000	3,824,440
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	17,450,000	20,022,653
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014 (b)	5,500,000	6,449,850
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	625,000	670,588
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,700,000	4,740,655
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	930,000	1,195,217
Massachusetts, Port Authority Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018 (a)	5,000,000	4,710,250
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031	17,000,000	21,408,610
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	3,000,000	3,772,140
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	22,019,440
Massachusetts, State Development Finance Agency, Resource Recovery Revenue:
Series A, 5.625%, 1/1/2015 (a)	4,000,000	4,315,520

Series A, 5.625%, 1/1/2016 (a)	2,750,000	2,966,920
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,472,790
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)	4,000,000	4,581,760
Series D, 5.5%, 11/1/2019 (a)	7,500,000	8,530,575
Series D, 5.5%, 11/1/2020 (a)	2,000,000	2,272,680
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015	10,075,000	11,405,706
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,392,390
Massachusetts, State Water Resource Authority:
Series C, ETM, 6.0%, 12/1/2011	6,095,000	6,565,839
Series C, 6.0%, 12/1/2011	3,905,000	4,209,043
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)	10,000,000	6,533,500
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a)	34,315,000	39,128,708
Series J, 5.5%, 8/1/2021 (a)	5,685,000	6,458,672
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series A, ETM, 6.5%, 7/15/2009	2,625,000	2,735,513
Series A, ETM, 6.5%, 7/15/2019	13,710,000	16,306,400

		222,818,465
Michigan 1.2%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014 (a)	1,000,000	1,093,740
Detroit, MI, Sewer Disposal Revenue, Series D, 2.47% ***, 7/1/2032 (a)	6,395,000	5,117,599
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)	2,760,000	2,845,256
Series A-1, 5.375%, 4/1/2018 (a)	3,000,000	3,065,070
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)	8,710,000	6,511,161
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (a)	2,955,000	3,130,911
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)	11,000,000	12,225,290
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%, 11/1/2017	7,000,000	7,999,600
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,290,000	1,360,705

		43,349,332
Minnesota 0.3%
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,753,896
Series A, ETM, 5.75%, 7/1/2018	6,760,000	7,860,461

		11,614,357
Mississippi 0.1%
Warren County, MS, Gulf Opportunity, International Paper Co., Series A, 5.5%, 9/1/2031	5,000,000	4,399,250
Missouri 0.5%
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series B, 5.5%, 7/1/2014	3,000,000	3,395,400
Series B, 5.5%, 7/1/2015	3,500,000	3,990,770
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (a)	6,895,000	4,832,913
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	2,035,000	2,217,641
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)	4,200,000	3,113,082

		17,549,806

Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana, Series F, 6.0%, 5/15/2019 (a)	4,545,000	4,843,061
Nebraska 0.3%
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,445,749
Omaha, NE, School District General Obligation, ETM, Series A, 6.5%, 12/1/2017	4,000,000	4,908,760

		10,354,509
Nevada 0.3%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (a)	1,500,000	1,498,755
Series C, 5.375%, 7/1/2019 (a)	1,100,000	1,085,711
Series C, 5.375%, 7/1/2020 (a)	1,100,000	1,072,665
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)	5,000,000	3,484,250
7.375%, 1/1/2040	15,000,000	4,310,550

		11,451,931
New Jersey 5.5%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (a)	4,500,000	5,255,100
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	2,741,790
5.75%, 6/15/2034	2,455,000	2,287,520
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	7,140,000	7,369,194
Series A, 5.0%, 7/1/2023 (a)	8,845,000	9,101,417
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a)	5,000,000	5,584,100
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	1,485,000	1,560,735
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	924,800
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	7,370,000	8,011,706
New Jersey, Special Assessment Revenue, Prerefunded, 6.75%, 6/1/2039	25,480,000	29,920,909
New Jersey, State General Obligation, Series H, 5.25%, 7/1/2017	14,665,000	16,452,810
New Jersey, State Turnpike Authority Revenue:
Series C-2005, ETM, 6.5%, 1/1/2016 (a)	2,725,000	3,292,045
Series C-2005, 6.5%, 1/1/2016 (a)	8,025,000	9,474,074
Series C-2005, ETM, 6.5%, 1/1/2016 (a)	425,000	513,438
Series C-2005, 6.5%, 1/1/2016 (a)	1,210,000	1,428,490
New Jersey, Tobacco Settlement Financing Corp.:
Series 1-A, 5.0%, 6/1/2029	12,640,000	9,818,499
Series 1-A, 5.0%, 6/1/2041	10,500,000	7,505,610
Prerefunded, 6.25%, 6/1/2043	18,000,000	20,739,240
New Jersey, Transportation/Tolls Revenue, Series A, 5.75%, 6/15/2017	8,000,000	9,186,800
New Jersey, Turnpike Authority Revenue, Series C, ETM, 6.5%, 1/1/2016 (a)	38,720,000	44,399,837

		195,568,114
New Mexico 0.1%
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	2,180,000	2,218,564
New York 5.1%
Monroe County, NY, Airport Authority Revenue, Greater Rochester International, AMT:
5.75%, 1/1/2014 (a)	4,010,000	4,233,598
5.75%, 1/1/2015 (a)	5,030,000	5,313,440
5.875%, 1/1/2016 (a)	3,830,000	4,072,133
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (a)	2,050,000	2,020,501

New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	10,761,900
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019 (a)	11,860,000	13,075,294
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (a)	5,075,000	5,677,453
Series B, 6.0%, 7/1/2014 (a) (b)	7,000,000	7,585,690
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,669,875
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,161,400
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (a) (b)	6,775,000	7,297,691
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Series D, ETM, 7.0%, 7/1/2009 (a)	595,000	617,771
Series C, 7.5%, 7/1/2010 (a)	2,200,000	2,337,038
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)	5,000,000	5,902,100
New York, State Agency Urban Development Corp. Revenue, Correctional Facilities, Series A, 6.5%, 1/1/2011 (a)	4,500,000	4,922,415
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,102,344
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2019 (a)	3,000,000	3,215,970
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,171,519
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	2,600,000	2,703,896
Series A-1, 5.5%, 6/1/2019	6,850,000	7,266,137
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	10,000,000	10,607,500
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority, 5.5%, 11/15/2018 (a)	5,000,000	5,395,200
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)	3,750,000	3,997,950
Series E, 5.5%, 11/15/2021 (a)	6,000,000	6,396,720
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,681,048
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,578,103
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,110,900
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	16,500,000	14,795,550
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (a)	4,995,000	4,898,497
Series A, 5.75%, 8/1/2016	6,350,000	6,959,409
New York, NY, General Obligation:
Series D, 5.0%, 8/1/2019	6,930,000	7,301,101
Series A, 6.5%, 5/15/2012	770,000	823,546
Series G, ETM, 6.75%, 2/1/2009	105,000	107,250
Series G, 6.75%, 2/1/2009	1,895,000	1,933,715

		183,694,654
North Carolina 1.3%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,515,610
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)	4,000,000	4,091,480
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (a)	8,235,000	8,767,475
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)	8,775,000	9,663,556
Series B, 6.0%, 1/1/2022 (a)	18,775,000	20,489,533

		47,527,654

Ohio 2.5%
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)	1,000,000	1,088,250
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)	940,000	1,114,285
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (a)	1,500,000	1,742,055
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (a)	420,000	367,307
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	47,025,000	40,866,136
Cincinnati, OH, Higher Education Revenue, General Receipts, Series T, 5.5%, 6/1/2012	1,280,000	1,404,826
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)	1,050,000	1,156,869
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,027,420
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	566,595
Dublin City, OH, School District General Obligation, Capital Appreciation, ETM, Zero Coupon, 12/1/2011 (a)	1,095,000	997,983
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	65,000	69,037
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (a)	320,000	380,893
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Retirement Services, 5.5%, 7/1/2017	1,000,000	977,030
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	562,970
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014 *	3,555,000	3,320,797
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025 *	4,405,000	3,877,810
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (a)	1,655,000	1,432,783
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)	1,005,000	870,420
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (a)	570,000	456,678
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)	255,000	217,773
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	535,000	564,211
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	255,000	255,441
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)	2,000,000	2,123,120
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,152,870
Series B, 6.5%, 10/1/2020	2,250,000	2,668,725
Ohio, Mortgage Revenue, Single Family Housing Finance Agency, Prerefunded, Zero Coupon, 1/15/2015 (a)	7,875,000	5,683,635
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)	475,000	543,219
Ohio, State General Obligation, 6.0%, 8/1/2010	1,000,000	1,073,140
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)	6,925,000	7,788,547
Ohio, Water & Sewer Revenue, Bay Shore Project, Series A, AMT, 5.875%, 9/1/2020	3,450,000	3,279,052
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (a)	415,000	438,045
Toledo, OH, Other General Obligation, Macys Project, Series A, AMT, 6.35%, 12/1/2025 (a)	1,000,000	1,012,320
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)	125,000	134,176
6.6%, 12/1/2016 (a)	200,000	232,860
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)	930,000	775,899

		90,223,177
Oklahoma 0.8%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 6.0%, 8/15/2014	2,130,000	2,232,112
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)	23,125,000	26,387,475

		28,619,587

Oregon 0.2%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (a)	2,600,000	2,963,974
Oregon, State General Obligation, Veterans Welfare, Series 89-B, AMT, 2.45% **, 12/1/2038	2,500,000	2,500,000

		5,463,974
Pennsylvania 2.6%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A-1, AMT, 5.75%, 1/1/2011 (a)	3,000,000	3,117,960
Series A, AMT, 5.75%, 1/1/2013 (a)	9,400,000	9,850,260
Series A-1, AMT, 5.75%, 1/1/2014 (a)	10,500,000	10,989,300
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)	2,000,000	2,127,680
5.5%, 3/1/2016 (a)	1,000,000	1,063,840
5.5%, 3/1/2017 (a)	1,000,000	1,063,840
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)	1,000,000	1,079,810
Bucks County, PA, Water & Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	15,000	15,187
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,001,080
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (a)	3,700,000	2,492,875
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (a)	1,000,000	1,053,990
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,045,950
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)	845,000	890,774
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	29,149,400
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,720,873
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (a)	2,200,000	2,600,466
Pennsylvania, State General Obligation:
Series A, 5.0%, 8/1/2022	140,000	148,687
6.25%, 7/1/2010	1,000,000	1,074,630
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,062,375
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)	1,750,000	1,907,640
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)	1,000,000	1,062,550
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)	1,500,000	1,588,605
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)	100,000	113,426
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (a)	3,935,000	4,113,688
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)	6,230,000	4,223,566

		93,558,452
Puerto Rico 2.5%
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (a)	8,710,000	9,171,804
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,159,240
Puerto Rico Commonwealth, General Obligation:
Series A, 5.5%, 7/1/2019 (a)	7,440,000	7,757,316
Series A, 5.5%, 7/1/2019 (a)	22,650,000	23,616,023
Series A, 5.5%, 7/1/2021 (a)	6,000,000	6,215,040
6.0%, 7/1/2013 (a)	5,000,000	5,436,800
6.0%, 7/1/2014 (a)	10,000,000	10,947,200
6.0%, 7/1/2016 (a)	2,000,000	2,207,300
6.25%, 7/1/2013 (a)	1,850,000	2,030,079
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue, 5.5%, 7/1/2028 (a)	19,545,000	20,263,865

		88,804,667

Rhode Island 1.1%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (a)	1,025,000	1,124,036
Series B, ETM, 5.8%, 8/1/2012 (a)	2,500,000	2,795,125
Series B, ETM, 5.8%, 8/1/2013 (a) (b)	7,340,000	8,331,634
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (a)	22,000,000	23,580,480
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (a)	2,000,000	2,164,480

		37,995,755
South Carolina 1.0%
Lexington County, SC, Hospital & Healthcare Revenue, Prerefunded, 5.5%, 11/1/2032	4,515,000	5,004,155
Piedmont, SC, Electric Revenue, Municipal Power Agency:
5.5%, 1/1/2012 (a)	2,810,000	3,016,676
Series A, ETM, 6.5%, 1/1/2016 (a)	430,000	518,546
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	7,740,000	9,151,443
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,084,145
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
ETM, 6.75%, 1/1/2019 (a)	1,460,000	1,818,926
6.75%, 1/1/2019 (a)	2,065,000	2,443,721
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	6,750,000	7,140,353

		34,177,965
Tennessee 1.8%
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	16,000,000	15,716,160
Knox County, TN, Health Educational & Housing Facilities Board, Hospital Revenue, Fort Sanders Alliance, 5.75%, 1/1/2012 (a)	17,880,000	19,253,363
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (a)	15,405,000	16,322,060
5.75%, 1/1/2014 (a)	2,000,000	2,192,820
6.25%, 1/1/2013 (a)	4,000,000	4,430,520
7.25%, 1/1/2009 (a)	3,750,000	3,809,212
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	4,006,954

		65,731,089
Texas 9.6%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,165,110
Austin, TX, Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 6.413%, 4/1/2027 (d)	21,495,000	15,375,589
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (a)	13,520,000	11,679,658
Boerne, TX, School District General Obligation Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	2,293,280
Zero Coupon, 2/1/2016	3,285,000	2,449,230
Brownsville, TX, Electric Revenue, Utility Systems, ETM, 6.25%, 9/1/2010 (a)	4,085,000	4,411,269
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	5,149,930
Series A, Zero Coupon, 2/15/2013	8,840,000	7,605,582
Series A, Zero Coupon, 2/15/2014	6,000,000	4,933,260
Dallas County, TX, Utility & Reclamation District:
5.25%, 2/15/2018 (a)	7,830,000	8,159,565
5.25%, 2/15/2019 (a)	8,220,000	8,501,782
5.25%, 2/15/2020 (a)	10,250,000	10,546,943
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)	810,000	355,946

Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)	3,910,000	2,656,102
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)	3,000,000	3,165,510
Houston, TX, Airport Systems Revenue, Series B, 5.0%, 7/1/2027 (a)	21,030,000	20,527,173
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)	8,000,000	8,536,720
Series A, 5.25%, 5/15/2021 (a)	10,000,000	10,593,200
Series A, 5.25%, 5/15/2022 (a)	30,000,000	31,544,100
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (a)	14,750,000	14,306,910
Series C, Zero Coupon, 12/1/2010 (a)	5,000,000	4,703,050
Series C, Zero Coupon, 12/1/2012 (a)	4,350,000	3,758,052
Series A, 5.5%, 12/1/2016 (a)	10,000,000	10,776,500
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital, Series B, ETM, 5.625%, 12/1/2008 (a)	4,400,000	4,446,024
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,393,660
Second Tier, Series F, 5.75%, 1/1/2038	26,000,000	25,175,020
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (a)	2,180,000	2,302,254
Texas, Dallas/Fort Worth International Airport Revenue:
Series A, AMT, 5.5%, 11/1/2019 (a)	20,000,000	20,005,400
Series A, AMT, 5.5%, 11/1/2020 (a)	15,750,000	15,567,300
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)	120,000	83,948
Zero Coupon, 9/1/2017 (a)	5,880,000	3,915,316
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)	18,300,000	12,906,075
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 2.41% ***, 12/15/2017	10,000,000	8,565,000
Series B, 2.56% ***, 12/15/2026	9,300,000	6,640,200
Series D, 6.25%, 12/15/2026	20,000,000	19,571,600
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)	375,000	276,994
Texas, Other General Obligation, 7.0%, 9/15/2012	4,871,212	4,942,770
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025	10,000,000	9,533,800
Texas, School District General Obligation, Community College District, 5.5%, 8/15/2014 (a)	3,145,000	3,410,249
Waxahachie, TX, School District General Obligation, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	3,626,094
Zero Coupon, 8/15/2013	2,060,000	1,739,752

		344,295,917
Utah 0.1%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)	1,120,000	1,410,898
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	26,450
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,624,650
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (a)	540,000	540,956

		3,602,954
Vermont 0.3%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (a)	4,800,000	5,173,200
5.375%, 7/1/2014 (a)	5,055,000	5,420,628

		10,593,828
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, Prerefunded, 6.5%, 10/1/2024	1,500,000	1,646,085

Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, Prerefunded, 7.25%, 10/1/2019	2,000,000	2,146,980
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, Prerefunded, 7.5%, 10/1/2029	7,100,000	7,640,736
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017 (a)	5,500,000	6,396,445
Virginia, Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/2047	4,800,000	3,418,032
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)	3,000,000	3,216,720
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (a)	5,700,000	6,271,311

		29,090,224
Washington 2.5%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (a)	12,685,000	10,107,915
Clark County, WA, General Obligation Hockinson School District No. 98, 6.125%, 12/1/2011 (a)	1,515,000	1,628,322
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (a)	6,725,000	4,512,677
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)	1,650,000	1,730,933
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,000,000	4,243,040
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2012 (a)	1,765,000	1,862,746
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (a)	3,485,000	3,813,635
Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (a)	2,500,000	1,943,375
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a)	11,200,000	12,070,128
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2010 (a)	5,860,000	5,582,060
Series A, ETM, Zero Coupon, 7/1/2011 (a)	4,200,000	3,873,618
Series B, 7.25%, 7/1/2009 (a)	2,880,000	2,990,995
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
5.8%, 11/1/2008 (a)	4,865,000	4,891,612
5.8%, 11/1/2009 (a)	4,595,000	4,751,873
5.8%, 11/1/2010 (a)	2,100,000	2,222,031
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)	4,535,000	3,185,747
Washington, State Health Care Facilities Authority Revenue, Series B, 5.0%, 2/15/2027 (a)	7,580,000	7,348,810
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	12,035,000	11,646,992

		88,406,509
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	590,000	647,431
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,644,589

		3,292,020
Wisconsin 1.8%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011 (a)	220,000	200,187
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
6.0%, 11/15/2008 (a)	4,085,000	4,120,090
6.1%, 8/15/2009 (a)	2,000,000	2,071,700
Series B, ETM, 6.25%, 1/1/2022 (a)	4,420,000	5,131,620
Series C, ETM, 6.25%, 1/1/2022 (a)	7,720,000	9,082,117
Series AA, ETM, 6.45%, 6/1/2009 (a)	2,485,000	2,569,664
Series AA, ETM, 6.45%, 6/1/2010 (a)	2,650,000	2,838,282
Series AA, ETM, 6.5%, 6/1/2011 (a)	2,820,000	3,115,649
Series AA, ETM, 6.5%, 6/1/2012 (a)	3,000,000	3,392,340

Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	16,952,720
6.875%, 4/15/2030	14,000,000	14,656,181
Wisconsin, State Health & Educational Facilities Authority Revenue, Beloit Memorial Hospital, Inc., 2.48% **, 4/1/2036, JPMorgan Chase Bank (a) (e)	1,000,000	1,000,000

		65,130,550

Total Municipal Bonds and Notes (Cost $3,168,170,726)		3,319,921,952
Municipal Inverse Floating Rate Notes (f) 21.8%
Alabama 1.5%
Alabama, State Public School & College Authority, 5.0%, 12/1/2023 (g)	50,000,000	52,334,750
Trust: Alabama, State Public School & College Authority, Series 2200, 144A, 61.43%, 12/1/2023, Leverage Factor at purchase date: 20 to 1
California 3.8%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (g)	10,700,000	10,841,080
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 14.0%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, State Economic Recovery, Series A, 5.0%, 7/1/2015 (a) (g)	17,000,000	18,588,820
Trust: California, General Obligation, Economic Recovery, Series R-278, 144A, 7.795%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (g)	5,236,056	5,548,112
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (g)	3,742,268	3,965,297
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (g)	3,118,557	3,304,414
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 30.913%, 12/1/2023, Leverage Factor at purchase date: 10 to 1
California, State Department of Water Resources, Power Supply Revenue, Series A, Prerefunded, 5.375%, 5/1/2018 (a) (g)	11,250,000	12,516,075
Trust: California, State Department of Water Resources, Power Supply Revenue, Series 309, 144A, 8.565%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
California, State Economic Recovery, Series A, 5.25%, 7/1/2014 (a) (g)	11,955,000	13,226,474
Trust: California, State Economic Recovery, Series 926, 144A, 8.012%, 7/1/2014, Leverage Factor at purchase date: 2 to 1
California, State General Obligation, 5.0%, 6/1/2023 (a) (g)	25,000,000	26,115,500
Trust: California, State General Obligation, Series 2571, 144A, 50.6%, 6/1/2023, Leverage Factor at purchase date: 20 to 1
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2026 (a) (g)	10,454,712	10,753,259
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2027 (a) (g)	8,101,819	8,333,176
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2028 (a) (g)	8,175,138	8,408,590
Trust: Sacramento, CA, Municipal Utility District, Electric Revenue, Series 2815, 144A, 15.513%, 8/15/2026, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (a) (g)	15,000,000	15,357,300
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 2665, 144A, 30.92%, 8/1/2032, Leverage Factor at purchase date: 10 to 1

		136,958,097
Connecticut 0.7%
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 5.375%, 10/1/2014 (a) (g)	16,780,000	17,945,790
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 8.35%, 10/1/2014, Leverage Factor at purchase date: 2 to 1

Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 5.375%, 10/1/2015 (a) (g)	4,000,000	4,277,900
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 8.35%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, 5.375%, 10/1/2016 (a) (g)	2,100,000	2,289,798
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 8.35%, 10/1/2016, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, Prerefunded, 5.375%, 10/1/2017 (a) (g)	1,660,000	1,810,031
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 8.35%, 10/1/2017, Leverage Factor at purchase date: 2 to 1

		26,323,519
Florida 2.8%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (g)	30,130,000	31,934,650
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 59.779%, 7/1/2021, Leverage Factor at purchase date: 20 to 1
Lee County, FL, Airport Revenue, AMT, Series A, 6.0%, 10/1/2013 (a) (g)	7,920,000	8,270,499
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 9.47%, 10/1/2013, Leverage Factor at purchase date: 2 to 1

Lee County, FL, Airport Revenue, AMT, Series A, 6.0%, 10/1/2020 (a) (g)	2,820,000	2,881,843
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 9.47%, 10/1/2020, Leverage Factor at purchase date: 2 to 1
Lee County, FL, Airport Revenue, AMT, Series A, 6.125%, 10/1/2015 (a) (g)	3,000,000	3,113,925
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 9.72%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (a) (g)	3,740,000	3,821,738
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (a) (g)	3,915,000	4,000,563
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (a) (g)	4,122,500	4,212,597
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 (a) (g)	4,317,500	4,411,859
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032 (a) (g)	16,470,000	16,829,953
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 13.395%, 7/1/2023, Leverage Factor at purchase date: 4 to 1
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, AMT, Series C, 5.25%, 10/1/2022 (a) (g)	20,000,000	19,744,500
Trust: Miami-Dade County, FL, Aviation Revenue, Series 2199-1, 144A, AMT, 60.73%, 10/1/2022, Leverage Factor at purchase date: 20 to 1

		99,222,127
Illinois 0.4%
Chicago, IL, Water Revenue, Second Lien, 5.0%, 11/1/2023 (a) (g)	14,275,000	14,924,928
Trust: Chicago, IL, Water Revenue, Series 2619, 144A, 11.433%, 11/1/2023, Leverage Factor at purchase date: 3.3 to 1
Massachusetts 1.5%
Massachusetts, State General Obligation, Series C, Prerefunded, 5.75%, 10/1/2015 (g)	12,190,000	13,007,888
Trust: Massachusetts, State General Obligation, RITES-PA 793, 144A, 9.445%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (a) (g)	20,000,000	20,802,100
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 30.47%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (a) (g)	20,000,000	20,802,100
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 30.47%, 8/1/2027, Leverage Factor at purchase date: 10 to 1

		54,612,088

Michigan 0.2%
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (a) (g)	7,500,000	7,948,350
Trust: Michigan State, Series 2081, 144A, 14.49%, 9/15/2023, Leverage Factor at purchase date: 4 to 1
Nevada 1.8%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (g)	6,278,372	6,413,951
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (g)	6,592,290	6,734,649
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (g)	6,398,340	6,536,511
Trust: Clark County, NV, General Obligation, Series 2841, 144A, 16.396%, 6/1/2028, Leverage Factor at purchase date: 5 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (g)	16,119,659	16,996,932
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (g)	16,842,590	17,759,206
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (g)	10,877,576	11,469,561
Trust: Clark County, NV, Series 2008-1153, 144A, 13.395%, 6/15/2021, Leverage Factor at purchase date: 4 to 1

		65,910,810

New Jersey 3.3%
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2013 (a) (g)	9,000,000	10,161,135
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 5.5%, 1/1/2014 (a) (g)	8,000,000	9,032,120
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2015 (a) (g)	5,500,000	6,209,582
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 5.5%, 1/1/2016 (a) (g)	7,370,000	8,320,841
Trust: New Jersey, Highway Authority Revenue, Garden State Parkway, Series 247, ETM, 144A, 8.942%, 1/1/2013, Leverage Factor at purchase date: 2 to 1
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2016 (g)	4,000,000	4,521,720
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2017 (g)	4,000,000	4,521,720
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2018 (g)	3,000,000	3,391,290
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020 (g)	11,000,000	12,434,730
Trust: New Jersey, State Agency Revenue, Transportation Trust Fund Authority, Residual Certificates, Series 224, 144A, 9.375%, 6/15/2016, Leverage Factor at purchase date: 2 to 1
New Jersey, State Transportation Corporate Certificates, Series B, Prerefunded, 6.0%, 9/15/2015 (a) (g)	10,380,000	11,170,022
Trust: New Jersey, State Revenue Lease, Transportation Trust Fund Authority, RITES- PA 785, 144A, 9.955%, 9/15/2015, Leverage Factor at purchase date: 2 to 1
New Jersey, State Turnpike Authority Revenue, ETM, Series C, 6.5%, 1/1/2016 (a) (g)	42,340,000	49,985,334
Trust: New Jersey, State Turnpike Authority Revenue, RITES-PA 613, 144A, 9.485%, 1/1/2016, Leverage Factor at purchase date: 2 to 1

		119,748,494
New York 0.6%
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024 (a) (g)	19,425,000	20,364,633
Trust: New York, NY, Series 2008-1131, 144A, 13.152%,10/1/2024, Leverage Factor at purchase date: 4 to 1
Ohio 0.5%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (g)	8,725,000	9,332,040
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (g)	8,725,000	9,332,041
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 13.843% , 9/1/2021, Leverage Factor at purchase date: 4 to 1

		18,664,081

Pennsylvania 1.8%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, 5.75%, 7/1/2017 (g)					25,000,000	27,669,750
	Trust: Delaware Valley, PA, Core City General Obligation, Regional Financial Authority, RITES-PA 1028, 144A, 9.43%, 7/1/2017, Leverage Factor at purchase date: 2 to 1
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2022 (g)					34,000,000	36,109,700
	Trust: Pennsylvania, State General Obligation, Series 2223, 144A, 61.05%, 8/1/2022, Leverage Factor at purchase date: 20 to 1

						63,779,450
Tennessee 1.9%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (g)					20,800,000	21,778,640
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 13.55%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (g)					21,793,305	22,717,080
	Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 13.546%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (g)					21,610,075	22,441,675
	Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 13.555%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

						66,937,395
Texas 1.0%
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (g)					3,000,000	3,089,103
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (g)					7,425,000	7,645,530
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (g)					6,540,000	6,734,245
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (g)					7,000,000	7,207,908
	Trust: San Antonio, TX, Series 2008-1150, 144A, 13.393%, 2/1/2022, Leverage Factor at purchase date: 4 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (g)					10,000,000	10,521,000
	Trust: Texas, Water Development Board, Series 2008-1173, 144A, 14.4%, 7/15/2026, Leverage Factor at purchase date: 4 to 1

						35,197,786

Total Municipal Inverse Floating Rate Notes (Cost $765,424,623)						782,926,508
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,933,595,349) †				114.5		4,102,848,460
Other Assets and Liabilities, Net				(14.5)		(520,057,952)

Net Assets				100.0		3,582,790,508

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A	7.0%	5/15/2014	3,555,000	3,508,947	3,320,797
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A	7.125%	5/15/2025	4,405,000	4,343,833	3,877,810

			7,852,780	7,198,607
**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2008.

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2008.

†

The cost for federal income tax purposes was $3,928,084,359. At August 31, 2008, net unrealized appreciation for all securities based on tax cost was $174,764,101. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $234,296,192 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $59,532,091.

(a)	Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Ambac Financial Group		9.1
Assured Guaranty Corp.		0.1
Financial Guaranty Insurance Company		10.2
Financial Security Assurance Inc.		12.0
MBIA Corp.		28.7
XL Capital Assurance		0.2
(b)	At August 31, 2008, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)	When-issued security.
(d)	Partial interest paying security. The rate shown represents 95% of the original coupon rate.
(e)	Security incorporates a letter of credit from the bank listed.
(f)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(g)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At August 31, 2008, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

9/26/2008 9/26/2018	39,000,000[1]	Fixed — 4.145%	Floating — LIBOR	1,146,963
2/8/2009 2/8/2021	17,400,000[2]	Fixed — 4.681%	Floating — LIBOR	(104,405)
11/18/2008 11/18/2022	9,700,000[2]	Fixed — 5.237%	Floating — LIBOR	(569,585)
12/5/2008 12/5/2022	10,900,000[3]	Fixed — 4.848%	Floating — LIBOR	(194,644)
12/17/2008 12/17/2022	18,800,000[1]	Fixed — 5.084%	Floating — LIBOR	(800,532)
11/19/2008 11/19/2023	5,100,000[4]	Fixed — 5.237%	Floating — LIBOR	(298,251)
12/10/2008 12/10/2023	27,400,000[3]	Fixed — 4.908%	Floating — LIBOR	(610,724)

12/10/2008 12/10/2023	46,000,000[5]	Fixed — 5.06%	Floating — LIBOR	(1,796,663)
12/10/2008 12/10/2023	45,300,000[3]	Fixed — 5.048%	Floating — LIBOR	(1,709,663)
Total net unrealized depreciation on open interest rate swaps				(4,937,504)

Counterparties:
1	The Goldman Sachs & Co.
2	JPMorgan Chase Securities, Inc.
3	Morgan Stanley Co., Inc.
4	Lehman Brothers, Inc.
5	Citigroup Global Markets, Inc.
LIBOR: Represents the London InterBank Offered Rate.

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	4,102,848,460	(4,937,504)
Level 3	-	-
Total	$ 4,102,848,460	$ (4,937,504)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008